Schedule V - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation allowance and reserves
Balance, January 1	$ 78
Valuation allowance, deferred tax	0	(56)	56
Balance, December 31	53	78
Valuation allowance on deferred tax asset [Member]
Movement in Valuation allowance and reserves
Balance, January 1	78	131	81
Valuation allowance, deferred tax	(25)	(53)	50
Translation Adjustment	0	0	0
Write-offs/ Payments/ Other	0	0	0
Balance, December 31	53	78	131
Valuation allowance on mortgage loans [Member]
Movement in Valuation allowance and reserves
Balance, January 1	23	62	260
Charged to Costs and Expenses	(4)	(25)	108
Translation Adjustment	0	0
Write-offs/ Payments/ Other	(5)	(14)	(306)
Balance, December 31	$ 14	$ 23	$ 62